Notes Payable and Convertible Notes Payable	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Notes Payable and Convertible Notes Payable

NOTE 5 — NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE

In November 2013, the Company converted $37,500 of accounts payable into a note payable resulting from a compromise settlement with a vendor to complete satisfaction of all rights, claims, causes of action, indebtedness, and assertions that the vendor may have against the Company. The note payable has a term of one year and requires payments of  $3,000 per month. The note payable has no stated interest rate and, due to the short-term nature of the note, the Company did not impute interest on the note. The note was fully paid in October 2014.

In 2014, the Company issued a combination of convertible notes payable and a note payable for a total principal balance of  $605,000 (the “2014 Notes”) to two investors and converted all of these outstanding notes, plus accrued interest, into Series C preferred stock and warrants to purchase the Company’s common stock. These notes were convertible upon a qualified equity financing, pursuant to which the Company sold, with the principal purpose of raising capital, a new class of preferred stock with an aggregate sales price of not less than $3,000,000, including the principal and accrued but unpaid interest of any notes which are converted into the preferred securities (“Qualified Equity Financing”), or upon a change of control.

The convertible notes payables with a principal balance of  $535,000 settle by providing the holder with a variable number of the Company’s shares with an aggregate fair value determined by reference to the debt principal outstanding. Because the value that the holder receives at settlement does not vary with the value of the Company’s equity shares, the settlement provision is not considered a conversion option for financial accounting purposes. Rather, these notes are recognized as share-settled debt at amortized cost.

Details of the 2014 Notes are as follows:

(a)	In May and September 2014, the Company issued a total of $455,000 of subordinated convertible promissory notes. These notes have a term of 12 months and bear interest at a rate of 8% per annum until paid in full. These notes are convertible upon a Qualified Equity Financing or upon a change of control at a price per share equal to seventy-five percent (75%) of the price per share paid by the investors (other than the 2014 Note holders) participating in the Qualified Equity Financing. The Company evaluated the change of control put embedded in these notes, which provides for cash settlement of these notes at two (2) times the principal amount upon a change of control, in accordance with ASC 815-15-25. The embedded change of control put is not clearly and closely related to the debt host instrument and therefore has been separately measured at fair value. The proceeds received upon issuing these notes was first allocated to the fair value of the embedded put with the remainder to the debt host instrument, resulting in a discount of approximately $21,000 to the face amount of the notes. The discount is amortized to interest expense over the term of the debt. The Company amortized approximately $10,000 to interest expense in the year ended December 31, 2014. Additionally, the Company recognized a gain of approximately $21,000 in the year ended December 31, 2014 due to the reduction in fair value of the put resulted from the decreased probability of a change in control occurring as the notes approached maturity and ultimate conversion.

(b)	In October 2014, the Company issued an $80,000 subordinated convertible promissory note. These notes have a term of 12 months and bear interest at a rate of 8% per annum until paid in full. The terms of this note provided an automatic conversion upon a Qualified Equity Financing at a price per share equal to seventy-five percent (75%) of the price per share paid by the investors (other than the 2014 Note holders) participating in the Qualified Equity Financing.

(c)	In addition, the Company issued a $70,000 principal amount unsecured promissory note on October 9, 2014. This note bears interest at a rate of 5% per annum until paid in full. All principal and accrued interest under this note must be paid upon demand of the holder at any time after one year of the date of the note.

As described in Note 7, all of the Company’s outstanding debt was converted or exchanged for Series C preferred stock and warrants to purchase common stock in December 2014.